Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade receivables	$ 166,054	$ 321,638
GST/VAT receivables	38,192	4,614
Other receivables	734	1,792
Total	$ 204,980	$ 328,044